GOING CONCERN	9 Months Ended
Sep. 30, 2015
Going Concern [Abstract]
GOING CONCERN
NOTE B – GOING CONCERN

As shown in the accompanying financial statements, the Company incurred net losses of $319,706 and $475,130 for the nine months ended September 30, 2015 and 2014, respectively, had negative working capital of $3,722,266 at September 30, 2015 and had an accumulated deficit of $140,740,947 at September 30, 2015.  In order to fund future operations, the Company will need to raise capital through the equity markets and generate revenue through its license agreements. Failure to raise adequate capital and generate adequate sales revenues could result in the Company having to curtail or cease operations.  Additionally, even if the Company does raise sufficient capital to support its operating expenses and generate adequate revenues, there can be no assurances that the revenue will be sufficient to enable it to develop business to a level where it will generate profits and cash flows from operations. These matters raise substantial doubt about the Company’s ability to continue as a going concern. However, the accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.